Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area [Line Items]
Revenues by geographical area	$ 91,724	$ 91,858	$ 10,118
USA [Member]
Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area [Line Items]
Revenues by geographical area	49,954	52,129	6,307
Europe [Member]
Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area [Line Items]
Revenues by geographical area	19,285	21,731	127
Great Britain [Member]
Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area [Line Items]
Revenues by geographical area	5,628	166
Israel [Member]
Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area [Line Items]
Revenues by geographical area	15,653	15,266	1,183
Canada [Member]
Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area [Line Items]
Revenues by geographical area	944	385	100
Asia [Member]
Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area [Line Items]
Revenues by geographical area	254	2,108	2,400
Other [Member]
Entity Level Disclosures (Details) - Schedule of Revenues by Geographical Area [Line Items]
Revenues by geographical area	$ 6	$ 73	$ 1